Segment and Geographic Information (Reconciliation of the Combined Business Segments Results Included in the Preceding Table to Nomura's Reported Net Revenue) (Details) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Segment and Geographic Information
Net revenue	$ 13,866	¥ 1,147,594	¥ 1,141,415	¥ 335,764
Unrealized gain (loss) on investments in equity securities held for operating purposes	(204)	(16,896)	9,407	(23,137)
Consolidated net revenue	13,662	1,130,698	1,150,822	312,627
Non-interest expenses	12,535	1,037,443	1,045,575	1,092,892
Consolidated non-interest expenses	12,535	1,037,443	1,045,575	1,092,892
Income (loss) before income taxes	1,331	110,151	95,840	(757,128)
Unrealized gain (loss) on investments in equity securities held for operating purposes	(204)	(16,896)	9,407	(23,137)
Consolidated income (loss) before income taxes	$ 1,127	¥ 93,255	¥ 105,247	¥ (780,265)